UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

WESTERN ASSET PREMIER BOND FUND

(Exact Name of Registrant as Specified In Its Charter)

385 East Colorado Boulevard

Pasadena, CA 91101

(Address of Principal Executive Offices:)

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

(Name and address of agent for service:)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 – Report to Shareholders

Western Asset

Premier Bond Fund

Annual Report to Shareholders

December 31, 2004

Annual Report to Shareholders

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Fund PerformanceA

With a strong emphasis on the BBB sector of the corporate bond market and a secondary emphasis on emerging market and high-yield debt securities, the Fund was favorably exposed to a friendly climate throughout the year. The Fund was able to pay a monthly coupon that aggregated $1.275 for the calendar year. The Fund’s total return (price gains/losses plus interest income, net of expenses) on net asset value was 12.57% for the year. For reference, the Lehman Bros. BAA Credit Index had a total return of 6.25% for the period, and the Lehman High-Yield Index had a total return of 11.13%. The fund’s share price rose from $15.85 to $16.14 over the course of the period.

PORTFOLIO DIVERSIFICATION

December 31, 2004

The pie chart and bar chart above represent the Company’s assets as of December 31, 2004. The Company’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

A	Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations are based on net asset value or market values and assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
B	Ratings shown are expressed as a percentage of the portfolio. Moody’s Investors Service, Inc. provides capital markets with credit ratings for the evaluation and assessment of credit risk.
C	Expressed as a percentage of the portfolio.

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

December 31, 2004

(Amounts in Thousands)

Western Asset Premier Bond Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	144.3%

Corporate Bonds and Notes	84.5%

Advertising	0.2%
Vertis Inc.		10.875%	06/15/09	$250	$271

Aerospace/Defense	2.6%
Armor Holdings, Inc.		8.250%	08/15/13	360	403
Esterline Technologies Corporation		7.750%	06/15/13	230	251
Northrop Grumman Corporation		7.750%	02/15/31	1,000	1,280
Raytheon Company		6.750%	08/15/07	584	629
Raytheon Company		7.200%	08/15/27	1,000	1,184
TransDign Inc.		8.375%	07/15/11	200	214
The Boeing Company		6.125%	02/15/33	600	651

					4,612

Apparel	0.5%
Levi Strauss & Co.		9.750%	01/15/15	120	119A
Oxford Industries, Inc.		8.875%	06/01/11	270	290
Russell Corporation		9.250%	05/01/10	500	536

					945

Auto Parts and Equipment	0.7%
Keystone Automotive Operations Inc.		9.750%	11/01/13	400	428
TRW Automotive Inc.		9.375%	02/15/13	285	331
TRW Automotive Inc.		11.000%	02/15/13	101	122
Tenneco Automotive Inc.		10.250%	07/15/13	230	271

					1,152

Automotive	3.1%
Asbury Automotive Group Inc.		9.000%	06/15/12	405	426
DaimlerChrysler NA Holdings Corp.		7.300%	01/15/12	1,000	1,135
DaimlerChrysler NA Holdings Corp.		8.500%	01/18/31	1,000	1,249
Ford Motor Company		7.450%	07/16/31	2,700	2,715

					5,525

Banking and Finance	5.4%
Boeing Capital Corporation		6.500%	02/15/12	1,000	1,120
Boeing Capital Corporation		5.800%	01/15/13	400	431
Ford Motor Credit Company		6.875%	02/01/06	400	412
Ford Motor Credit Company		7.250%	10/25/11	1,700	1,823
Fuji JGB Inv		9.870%	06/30/08	790	924	A,B
General Motors Acceptance Corporation		6.125%	02/01/07	500	513

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Banking and Finance—Continued
General Motors Acceptance Corporation		6.875%	09/15/11	$1,175	$1,204
General Motors Acceptance Corporation		7.000%	02/01/12	1,500	1,546
HSBC Finance Corporation		4.750%	07/15/13	1,670	1,657

					9,630

Banks	0.3%
Washington Mutual Bank FA		5.500%	01/15/13	440	454

Building Materials	0.7%
Associated Materials Inc.		0.000%	03/01/14	490	353	C
Goodman Global Holding Company, Inc.		7.875%	12/15/12	270	267	A
MMI Products, Inc.		11.250%	04/15/07	250	254
Nortek Inc.		8.500%	09/01/14	340	355	A

					1,229

Cable	2.6%
Charter Communication Holdings II		10.250%	09/15/10	622	659
Charter Communication Holdings, LLC		9.625%	11/15/09	310	272
Comcast Cable Communications, Inc.		6.750%	01/30/11	500	561
Comcast Corporation		6.500%	01/15/15	400	445
Comcast Corporation		7.050%	03/15/33	1,000	1,144
CSC Holdings Inc.		6.750%	04/15/12	250	257A
CSC Holdings Inc.		7.875%	02/15/18	130	140
CSC Holdings Inc.		7.625%	07/15/18	253	268
EchoStar DBS Corporation		5.256%	10/01/08	253	262B
Insight Communications Company, Inc.		0.000%	02/15/11	240	233C
LodgeNet Entertainment Corporation		9.500%	06/15/13	321	355

					4,596

Chemicals	2.3%
FMC Corporation		10.250%	11/01/09	203	233
Huntsman International LLC		10.125%	07/01/09	153	161
Lyondell Chemical Company		9.625%	05/01/07	230	253
Millennium America Inc.		9.250%	06/15/08	224	255
Nalco Co.		8.875%	11/15/13	160	176
The Dow Chemical Company		6.000%	10/01/12	2,500	2,731
Westlake Chemical Corporation		8.750%	07/15/11	214	242

					4,051

Coal	0.2%
Alpha Natural Resources		10.000%	06/01/12	350	399	A

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Computers Services and Systems	0.9%
Electronic Data Systems Corporation		7.125%	10/15/09	$700	$771
Electronic Data Systems Corporation		7.450%	10/15/29	500	540
International Business Machines Corporation		4.750%	11/29/12	240	245

					1,556

Consumer Cyclical	0.2%
Equinox Holdings Inc.		9.000%	12/15/09	250	266

Containers and Packaging	0.7%
Graham Packaging Company Inc.		9.875%	10/15/14	320	342	A
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	372
Owens-Illinois, Inc.		7.500%	05/15/10	100	106
Solo Cup Company		8.500%	02/15/14	410	426

					1,246

Construction Machinery	0.2%
H&E Equipment/Finance Corp.		11.125%	06/15/12	360	396

Distribution and Wholesale	N.M.
National Waterworks Inc.		10.500%	12/01/12	60	68

Diversified Financial Services	2.7%
CIT Group Inc.		7.750%	04/02/12	1,600	1,894
Citigroup Inc.		6.625%	06/15/32	1,000	1,120
General Electric Capital Corporation		3.750%	12/15/09	740	728
General Electric Capital Corporation		6.000%	06/15/12	700	763
General Electric Capital Corporation		5.450%	01/15/13	250	264

					4,769

Diversified Services	1.4%
Loews Corporation		3.125%	09/15/07	2,500	2,456	D

Drug & Grocery Store Chains	0.3%
Safeway Inc.		5.800%	08/15/12	500	528

Electric	8.0%
American Electric Power Company, Inc.		6.125%	05/15/06	750	777
Dominion Resources, Inc.		5.700%	09/17/12	770	815
Duke Energy Corporation		6.250%	01/15/12	250	273
Exelon Generation Co. LLC		6.950%	06/15/11	2,000	2,257

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Electric—Continued
FirstEnergy Corp.		5.500%	11/15/06	$750	$774
FirstEnergy Corp.		6.450%	11/15/11	610	663
FirstEnergy Corp.		7.375%	11/15/31	1,790	2,044
MidAmerican Energy Holdings Company		5.875%	10/01/12	250	265
Niagra Mohawk Power Corporation		7.750%	10/01/08	1,500	1,688
Orion Power Holdings, Inc.		12.000%	05/01/10	311	395
Progress Energy, Inc.		7.100%	03/01/11	250	281
Progress Energy, Inc.		6.850%	04/15/12	750	837
Sithe Energies, Inc.		9.000%	12/30/13	230	258
Texas Genco LLC		6.875%	12/15/14	316	327	A
The AES Corporation		9.000%	05/15/15	850	973	A
The Cleveland Electric Illuminating Company		5.650%	12/15/13	1,250	1,296
TXU Electric Delivery Company		7.000%	09/01/22	250	285

					14,208

Energy	0.9%
Calpine Generating Co.		11.169%	04/01/11	350	342	B
Calpine Generation Co.		11.500%	04/01/11	380	361
Midwest Generation LLC		8.750%	05/01/34	255	289
NRG Energy, Inc.		8.000%	12/15/13	375	409	A
Reliant Energy Inc.		6.750%	12/15/14	190	189

					1,590

Entertainment	0.5%
Cinemark, Inc.		0.000%	03/15/14	330	249	C
LCE Acquisition Corp.		9.000%	08/01/14	160	173	A
WMG Holdings Corp.		0.000%	12/15/14	250	160	A,C
Warner Music Group		7.375%	04/15/14	210	215	A

					797

Environmental Services	1.6%
Allied Waste North America Incorporated		8.875%	04/01/08	40	43
Waste Management, Inc.		7.375%	05/15/29	2,000	2,349
Waste Management, Inc.		7.750%	05/15/32	40	50
Waste Services, Inc.		9.500%	04/15/14	440	438	A

					2,880

Food, Beverage and Tobacco	3.2%
Altria Group, Inc.		7.000%	11/04/13	250	271
Altria Group, Inc.		7.750%	01/15/27	1,000	1,122
Kraft Foods Inc.		5.250%	10/01/13	400	412

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco—Continued
Nabisco Inc.		7.550%	06/15/15	$1,500	$1,805
R.J. Reynolds Tobacco Holdings, Inc.		7.750%	05/15/06	2,000	2,090

					5,700

Gaming	0.9%
Ameristar Casinos, Inc.		10.750%	02/15/09	500	558
Inn of The Mountain Gods		12.000%	11/15/10	400	468
Isle of Capri Casinos, Inc.		9.000%	03/15/12	250	276
Premier Entertainment Biloxi LLC		10.750%	02/01/12	187	204
Station Casinos, Inc.		6.875%	03/01/16	20	21

					1,527

Gas and Pipeline Utilities	3.8%
Duke Energy Field Services Corporation		7.875%	08/16/10	750	875
Dynegy Holdings Inc.		8.750%	02/15/12	1,500	1,571
Kinder Morgan Energy Partners, L.P.		7.125%	03/15/12	500	572
Pacific Energy Partners LP/Pacific Energy Finance Corp.		7.125%	06/15/14	120	128
Panhandle Eastern Pipe Line Company		4.800%	08/15/08	400	408
Texas Eastern Transmission		5.250%	07/15/07	750	776
The Williams Companies, Inc.		7.500%	01/15/31	902	933
The Williams Companies, Inc.		8.750%	03/15/32	1,200	1,379

					6,642

Healthcare	0.6%
Fresenius Medical Care Capital Trust II		7.875%	02/01/08	250	271
Tenet Healthcare Corporation		9.875%	07/01/14	713	777	A

					1,048

Home Building	0.2%
D.R. Horton, Inc.		8.500%	04/15/12	260	290

Investment Banking/Brokerage	4.3%
Credit Suisse First Boston, USA		6.500%	01/15/12	1,125	1,252
JPMorgan Chase & Co.		5.750%	01/02/13	1,750	1,854
JPMorgan Chase & Co.		5.125%	09/15/14	1,300	1,309
Morgan Stanley		6.600%	04/01/12	1,500	1,673
Refco Finance Holdings LLC		9.000%	08/01/12	250	274	A
The Goldman Sachs Group, Inc.		6.600%	01/15/12	1,200	1,339

					7,701

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Machinery	0.7%
Case New Holland Inc.		9.250%	08/01/11	$268	$298A
Joy Global Inc.		8.750%	03/15/12	330	370
Terex Corporation		10.375%	04/01/11	500	560

					1,228

Manufacturing (Diversified)	2.2%
Ames True Temper, Inc.		10.000%	07/15/12	250	256
Eastman Kodak Co.		7.250%	11/15/13	850	915
Interface, Inc.		10.375%	02/01/10	400	460
Jacuzzi Brands, Incorporated		9.625%	07/01/10	445	494
KI Holdings Inc.		0.000%	11/15/14	260	166A,C
Koppers Inc.		9.875%	10/15/13	238	271
Leiner Health Products Inc.		11.000%	06/01/12	230	251
Norcraft Companies, L.P.		9.000%	11/01/11	370	400
Norcraft Holdings L.P.		0.000%	09/01/12	160	120C
Rayovac Corporation		8.500%	10/01/13	240	266
Samsonite Corporation		8.875%	06/01/11	230	249

					3,848

Materials and Basic Industry	0.1%
Hexcel Corporation		9.875%	10/01/08	169	188

Media	3.4%
AOL Time Warner Inc.		6.150%	05/01/07	250	264
AOL Time Warner Inc.		6.875%	05/01/12	1,400	1,594
AOL Time Warner Inc.		7.700%	05/01/32	1,150	1,407
Liberty Media Corporation		3.990%	09/17/06	200	202B
Liberty Media Corporation		3.750%	02/15/30	1,860	1,249D
News America Holdings Inc.		6.625%	01/09/08	300	324
News America Holdings Inc.		8.875%	04/26/23	400	520
Paxson Communications Corporation		10.750%	07/15/08	500	525

					6,085

Medical Care Facilities	1.1%
AmeriPath, Inc.		10.500%	04/01/13	250	266
Ardent Health Services		10.000%	08/15/13	490	515
Community Health Systems Inc.		6.500%	12/15/12	150	151A
Extendicare Health Services, Inc.		9.500%	07/01/10	500	560
HCA, Inc.		8.750%	09/01/10	430	491

					1,983

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Metals and Mining	0.5%
Alcoa Inc.		5.375%	01/15/13	$750	$789
Century Aluminum Company		7.500%	08/15/14	120	128	A

					917

Office Equipment	0.1%
Xerox Corporation		6.875%	08/15/11	60	64
Xerox Corporation		7.625%	06/15/13	130	143

					207

Oil and Gas	6.8%
Amerada Hess Corporation		7.300%	08/15/31	1,700	1,896
Belden & Blake Corporation		8.750%	07/15/12	300	304	A
ConocoPhillips		4.750%	10/15/12	1,000	1,020
Devon Energy Corporation		7.950%	04/15/32	1,000	1,278
Devon Finance Corp. ULC		6.875%	09/30/11	2,000	2,265
El Paso CPG Co.		6.375%	02/01/09	333	332
El Paso CPG Co.		7.750%	06/15/10	1,496	1,563
El Paso Corporation		6.950%	12/15/07	30	31
El Paso Corporation		7.625%	07/15/11	500	518
El Paso Corporation		7.875%	06/15/12	190	199
El Paso Production Holding Company		7.750%	06/01/13	80	84
Ferrellgas, LP		6.750%	05/01/14	130	134
Hanover Compressor Company		8.625%	12/15/10	100	109
Occidental Petroleum Corporation		6.750%	01/15/12	500	568
Parker Drilling Company		10.125%	11/15/09	104	109
Parker Drilling Company		7.150%	09/01/10	200	210	A,B
Plains Exploration & Production Company		7.125%	06/15/14	190	207
Suburban Propane Partners, LP		6.875%	12/15/13	250	255
Valero Energy Corporation		7.500%	04/15/32	400	482
Vintage Petroleum, Inc.		7.875%	05/15/11	500	533

					12,097

Paper and Forest Products	2.2%
MeadWestvaco Corporation		6.850%	04/01/12	500	565
Weyerhaeuser Company		6.750%	03/15/12	1,900	2,141
Weyerhaeuser Company		7.375%	03/15/32	1,000	1,186

					3,892

Publishing	0.4%
Dex Media East LLC		9.875%	11/15/09	250	285
Dex Media East LLC		12.125%	11/15/12	122	149

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Publishing—Continued
PRIMEDIA Inc.		7.665%	05/15/10	$310	$329	B

					763

Rental Auto/Equipment	0.2%
NationsRent Inc.		9.500%	10/15/10	340	381

Retail	0.2%
Stater Bros. Holdings Inc.		5.990%	06/15/10	170	175	B
Toys “R” Us, Inc.		7.875%	04/15/13	240	238

					413

Retail (Food Chains)	0.2%
Domino’s Inc.		8.250%	07/01/11	278	304

Special Purpose	1.7%
AAC Group Holding Corp.		0.000%	10/01/12	370	249	A,C
Air 2 U.S.		8.027%	10/01/19	287	259	A
Huntsman Advanced Materials LLC		11.000%	07/15/10	90	107	A
K & F Acquisition Inc.		7.750%	11/15/14	149	154	A
Milacron Escrow Corp.		11.500%	05/15/11	320	339
Rainbow National Services LLC		8.750%	09/01/12	100	110	A
Rainbow National Services LLC		10.375%	09/01/14	250	282	A
River Rock Entertainment		9.750%	11/01/11	230	258
Sensus Metering Systems		8.625%	12/15/13	240	246
UGS Corp.		10.000%	06/01/12	240	273	A
UCAR Finance Inc.		10.250%	02/15/12	500	571
WII Components, Inc.		10.000%	02/15/12	250	250

					3,098

Storage Facilities	0.2%
Mobile Mini, Inc.		9.500%	07/01/13	319	372

Telecommunications	5.7%
Alamosa Delaware Inc.		11.000%	07/31/10	319	376
AT&T Corp.		8.050%	11/15/11	1,000	1,151
BellSouth Corporation		6.000%	10/15/11	1,000	1,090
Cincinnati Bell Inc.		7.250%	07/15/13	129	133
Cincinnati Bell Inc.		8.375%	01/15/14	430	435
GTE Hawaiian Telephone Company, Inc.		7.375%	09/01/06	60	62
Qwest Capital Funding, Inc.		7.750%	02/15/31	1,000	873
Qwest Communications International Inc.		7.250%	02/15/11	500	513	A

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Telecommunications—Continued
Qwest Corporation		7.875%	09/01/11	$390	$423	A
Qwest Services Corp.		14.000%	12/15/10	10	12	A
SBC Communications Inc.		6.250%	03/15/11	1,000	1,097	E
Sprint Capital Corp.		6.000%	01/15/07	1,500	1,570
Sprint Capital Corp.		8.375%	03/15/12	1,450	1,766
TCI Communications Financing III		9.650%	03/31/27	500	578

					10,079

Telecommunications (Cellular/Wireless)	2.2%
AT&T Wireless Services, Inc.		7.500%	05/01/07	500	543
AT&T Wireless Services, Inc.		8.125%	05/01/12	500	604
Centennial Communications Corp.		8.625%	02/01/14	500	514B
Cingular Wireless LLC		6.500%	12/15/11	250	278
Motorola, Inc.		7.625%	11/15/10	400	464
Nextel Communications, Inc.		5.950%	03/15/14	288	298
Nextel Communications, Inc.		7.375%	08/01/15	130	143
Rural Cellular Corporation		9.750%	01/15/10	120	109
Rural Cellular Corporation		8.250%	03/15/12	80	85
SBA Communications Corp.		8.500%	12/01/12	248	253A
Ubiquitel Operating Co.		9.875%	03/01/11	150	168
US Unwired Inc.		10.000%	06/15/12	210	237
Verizon Wireless Capital LLC		5.375%	12/15/06	250	259

					3,955

Transportation	7.6%
Continental Airlines, Inc.		7.373%	06/15/17	101	86
Continental Airlines, Inc.		8.048%	11/01/20	804	815
Delta Air lines, Inc.		6.718%	07/02/24	3,328	3,473
GulfMark Offshore, Inc.		7.750%	07/15/14	270	286	A
H-Lines Finance Holding Corp.		0.000%	04/01/13	390	281	A,C
Horizon Lines, LLC		9.000%	11/01/12	190	204	A
Kansas City Southern Railway Co.		9.500%	10/01/08	275	312
Union Pacific Corporation		6.125%	01/15/12	2,000	2,200
United Air Lines, Inc.		7.783%	07/01/15	643	570	F
US Airways, Inc. Escrow		0.000%	01/01/07	1,900	—	G
US Airways, Inc. Series 89A2		9.820%	01/01/13	468	152	F
US Airways, Inc. Series 93A3		10.375%	03/01/13	236	66	F
US Airways, Inc. Pass Thru Certificates		6.850%	07/30/19	646	625
US Airways, Inc. Pass Thru Certificates		8.360%	07/20/20	4,396	4,434

					13,504

Total Corporate Bonds and Notes (Identified Cost—$138,494)					149,846

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Asset-Backed Securities	12.1%

Fixed Rate Securities	7.0%
ACE 2002-M Trust		0.000%	10/13/17	$312	$6	A,G
BankAmerica Manufactured Housing Contract 1997-2		6.900%	04/10/28	100	112
Captiva CBO 1997-1		6.860%	11/30/09	498	498	A,H
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/01/33	1,628	1,699
Conseco Recreational Enthusiast Consumer Trust 2000-A		8.480%	11/15/20	1,500	1,502
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	797	637
Green Tree Financial Corporation 1992-2		9.150%	01/15/18	975	865
Green Tree Financial Corporation 1993-1		8.450%	04/15/18	1,233	1,164
Green Tree Financial Corporation 1999-4		6.970%	05/01/31	959	993
Mutual Fund Fee 2000-2		9.550%	04/30/08	572	140
Mutual Fund Fee 2000-3		9.070%	06/30/08	3,092	1,014
Pegasus Aviation Lease Securitization 2000-1		8.370%	03/25/30	1,300	865	A
Saxson Asset Securities Trust 2000-2		8.370%	07/25/30	2,000	2,057
Vanderbilt Mortgage Finance 1997-B		8.155%	10/07/26	750	803

					12,355

Floating Rate Securities	5.0%
Banagricola DPR Funding		3.453%	03/15/10	2,190	2,190	A,B,H
Bayview Financial Asset Trust 2004-SSRA		3.018%	12/25/39	1,875	1,875	A,B
Countrywide Asset-Backed Certificates 2004-BC2		2.498%	09/25/27	485	485	B
CS First Boston Mortgage Securities Corp. 2004-CF2		2.887%	05/25/44	1,652	1,652	A,B
Korea Asset Funding Ltd. 2000-1A		3.941%	02/10/09	27	27	A,B,H
Residential Asset Securities Corporation 2001-KS3		2.648%	09/25/31	2,691	2,693	B

					8,922

Stripped Securities	0.1%
Bayview Financial Acquisition Trust 2002-FA		5.500%	06/25/05	1,667	38	A,I
Oakwood Mortgage Investors Inc. 2002-C		6.000%	08/15/10	1,005	192	I

					230

Total Asset-Backed Securities (Identified Cost—$21,644)					21,507
Mortgage-Backed Securities	6.1%

Fixed Rate Securities	3.5%
Asset Securization Corporation 1996-D2		6.920%	02/14/29	531	548
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,331
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,660	1,769

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Enterprise Mortgage Acceptance Company 1998-1		6.110%	01/15/25	$27	$27	A
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	417	179	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	05/15/30	631	679
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	05/15/30	1,000	1,086
Nomura Asset Securities Corporation 1996-MD5		7.120%	04/13/39	520	543

					6,162

Floating Rate Securities	2.5%
Blackrock Capital Finance LP 1997-R2		5.799%	12/25/35	1,428	964	A,B
Harborview Mortgage Loan Trust 2004-8		2.810%	11/19/34	1,952	1,956	B
Washington Mutual 2004-AR12		2.571%	10/25/44	1,479	1,479	B

					4,399

Stripped Securities	0.1%
LB-UBS Commercial Mortgage Trust 2001-C3		1.214%	06/15/36	3,180	155	A,I

Total Mortgage-Backed Securities (Identified Cost—$10,739)					10,716
U.S. Government Securities	8.2%

Indexed Securities
United States Treasury Inflation-Protected Security		3.625%	01/15/08	2,300	2,960	J
United States Treasury Inflation-Protected Security		3.000%	07/15/12	2,550	3,021	J,K
United States Treasury Inflation-Protected Security		1.875%	07/15/13	5,000	5,345	J,K
United States Treasury Inflation-Protected Security		2.000%	07/15/14	3,000	3,134	J,K

Total U.S. Government Securities (Identified Cost—$13,946)					14,460
Yankee BondsH	33.2%

Aerospace/Defense	0.2%
Systems 2001 Asset Trust		6.664%	09/15/13	277	307	A

Cable	0.3%
Kabel Deutschland GmbH		10.625%	07/01/14	390	449	A

Chemicals	0.6%
Rhodia SA		10.250%	06/01/10	340	383
Rhodia SA		8.875%	06/01/11	584	588

					971

Electric	1.1%
Hydro-Quebec		6.300%	05/11/11	1,700	1,895

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsH—Continued

Energy	1.0%
Petroliam Nasional Berhad (Petronas)		7.750%	08/15/15	$1,410	$1,725	A

Food, Beverage and Tobacco	0.9%
Bavaria S.A.		8.875%	11/01/10	1,550	1,674	A

Foreign Government	18.2%
Dominican Republic		9.500%	09/27/06	370	347	A
Federative Republic of Brazil		14.500%	10/15/09	2,120	2,827
Federative Republic of Brazil		12.000%	04/15/10	800	988
Federative Republic of Brazil		3.125%	04/15/12	529	504	B
Federative Republic of Brazil		8.000%	04/15/14	1,348	1,379
Federative Republic of Brazil		10.125%	05/15/27	330	376
Federative Republic of Brazil		11.000%	08/17/40	1,100	1,305
Kingdom of Morocco		2.781%	01/02/09	257	251	B
Republic of Bulgaria		8.250%	01/15/15	2,823	3,529	A
Republic of Colombia		11.750%	02/25/20	2,090	2,686
Republic of Honduras		1.505%	10/01/11	234	227	B
Republic of Panama		9.625%	02/08/11	1,420	1,676
Republic of Panama		10.750%	05/15/20	1,020	1,326
Republic of Panama		9.375%	01/16/23	340	393
Republic of Peru		5.000%	03/07/17	3,139	2,998	B
Republic of Peru		8.750%	11/21/33	520	564
Russian Federation		8.250%	03/31/10	330	366
Russian Federation		5.000%	03/31/30	6,170	6,363	C
Russian Ministry of Finance		3.000%	05/14/06	10	10
United Mexican States		11.500%	05/15/26	1,150	1,760
United Mexican States		7.500%	04/08/33	2,290	2,473

					32,348

Insurance	0.7%
Residential Reinsurance LTD		7.300%	06/01/05	300	304	A,B
XL Capital Ltd.		5.250%	09/15/14	1,000	1,002

					1,306

Manufacturing (Diversified)	2.3%
Tyco International Group SA		6.375%	10/15/11	1,000	1,104
Tyco International Group SA		6.875%	01/15/29	2,615	2,996

					4,100

Oil and Gas	1.6%
Anadarko Finance Co.		6.750%	05/01/11	750	845

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsH—Continued

Oil and Gas—Continued
Anadarko Finance Co.		7.500%	05/01/31	$1,000	$1,239
Gazprom		9.625%	03/01/13	210	248A
Gazprom		9.625%	03/01/13	70	83
Western Oil Sands Inc.		8.375%	05/01/12	332	388

					2,803

Paper and Forest Products	0.1%
Abitibi-Consolidated Inc.		8.550%	08/01/10	150	163
Abitibi-Consolidated Inc.		5.990%	06/15/11	38	39	B

					202

Services	0.3%
Compagnie Generale de Geophysique SA		10.625%	11/15/07	500	527

Special Purposes	3.9%
Arcel Finance Limited		5.984%	02/01/09	1,001	1,034	A
Burlington Resources Finance		7.400%	12/01/31	450	550
Deutsche Telekom International Finance BV		5.250%	07/22/13	600	617
Inmarsat Finance PLC		7.625%	06/30/12	330	343
Inmarsat Finance II, PLC		0.000%	11/15/12	493	355A,C
JSG Funding PLC		15.500%	10/01/13	80	93	L
Petrozuata Finance, Inc.		8.220%	04/01/17	3,380	3,376	A
UFJ Finance Aruba AEC		6.750%	07/15/13	500	557

					6,925

Telecommunications	0.9%
Axtel SA		11.000%	12/15/13	340	366
France Telecom SA		9.250%	03/01/31	600	813
Innova S. de R.L		9.375%	09/19/13	320	364
Nortel Networks LTD		6.125%	02/15/06	120	122

					1,665

Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		9.625%	05/01/11	60	70
Vodaphone Group PLC		7.750%	02/15/10	250	290

					360

Transportation	0.9%
Canadian Pacific Railroad Co.		6.250%	10/15/11	1,000	1,102
Grupo Transportacion Ferroviaria Mexicana, S.A de C.V. (TFM)		11.750%	06/15/09	350	357	C

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE
Yankee BondsH—Continued

Transportation—Continued
OMI Corporation		7.625%	12/01/13	$190		$203

						1,662

Total Yankee Bonds (Identified Cost—$50,834)						58,919
Preferred Stocks	0.2%
Fannie Mae				7	shrs	397

Total Preferred Stocks (Identified Cost—$350)						397
Warrants	N.M.
American Tower				0.251	wts	58

Total Warrants (Identified Cost—$16)						58

Total Long-Term Securities (Identified Cost—$236,023)						255,903
Short-Term Securities	0.2%

Repurchase Agreement
Lehman Brothers 2.10%, dated 12/31/04, to be repurchased at $358 on 01/03/05 (Collateral: $370 Fannie Mae notes, 3.10% due 04/04/07, value $365)				$358		358

Total Short-Term Securities (Identified Cost—$358)						358
Total Investments (Identified Cost—$236,381)	144.5%					256,261
Other Assets Less Liabilities	(3.9)%					(6,973)
Liquidation Value of Preferred Shares	(40.6)%					(72,000)

Net Assets Applicable to Common Shareholders	100.0%					$177,288

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenM
U.S. Treasury Bond Futures	March 2005	150	$56
U.S. Treasury Bond Futures	March 2005	245	(49)

			$7

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 18.6% of net assets applicable to common shareholders.
B	Floating Rate Security – The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of December 31, 2004.
C	Stepped-coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
D	Convertible Bond – Bond may be converted into the issuer’s common stock.
E	Collateral to cover futures.
F	Bond in default as of December 31, 2004.
G	Zero-coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I	Stripped Security – Security with interest-only payment streams. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
J	Treasury Inflation Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI). Interest is calculated on the basis of the current adjusted principal value.
K	Securities, or a portion thereof, held as collateral for reverse repurchase agreements.
L	Pay-in-kind Security – Dividend income is paid with additional shares instead of receiving cash.
M	Futures are described in more detail in the Notes to the Financial Statements.

N.M.—Not meaningful

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

(Amounts in Thousands)

Western Asset Premier Bond Fund

Assets:
Investments, at value (cost—$236,381)	$256,261
Interest and dividends receivable	4,254
Receivable for securities sold	179

Total assets	260,694

Liabilities:
Reverse repurchase agreement and interest payable	9,652
Dividends to common shareholders	1,214
Variation margin payable for futures contracts	224
Investment management and administrative fees payable	123
Payable for securities purchased	60
Accrued expenses and other liabilities	133

Total liabilities	11,406

Preferred shares:
$25 liquidation value per share applicable to 3 shares authorized and outstanding, including dividends payable (Note 6)	72,000

Net Assets Applicable to Common Shareholders	$177,288

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,426 shares issued and outstanding (Note 5)	161,848
Under/(over) distributed net investment income	(807)
Accumulated net realized gain/(loss) on investments, options and futures	(3,639)
Net unrealized appreciation/(depreciation) on investments, options and futures	19,886

Net Assets Applicable to Common Shareholders	$177,288

Net asset value per common share:
($177,288 ÷ 11,426 common shares issued and outstanding)	$15.52

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands)

Western Asset Premier Bond Fund

FOR THE YEAR ENDED DECEMBER 31, 2004
Investment Income:
Interest	$17,111

Expenses:
Advisory and administration fees	1,332
Preferred shares auction agent fees	182
Audit and legal fees	122
Reports to shareholders	87
Custodian fees	58
Preferred shares rating agency fees	37
Registration fees	25
Transfer agent and shareholder servicing fees	25
Trustees’ fees	23
Other expenses	38

Total operating expenses	1,929
Interest expense	63

Total expense	1,992

Net Investment Income	15,119

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	4,211
Futures	(483)

3,728
Change in unrealized gain/(loss) on investments, options and futures	2,641

Net realized and unrealized gain/(loss) on investments, options and futures	6,369

Change in net assets resulting from operations	21,488
Dividends to Preferred Shareholders From Net Investment Income	(1,069)

Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	$20,419

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

(Amounts in Thousands)

Western Asset Premier Bond Fund

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
Change in Net Assets Applicable to Common Shareholders:
Net investment income	$15,119	$14,794
Net realized gain/(loss) on investments, options and futures	3,728	(3,109)
Change in unrealized gain/(loss) on investments, options and futures	2,641	20,102

Change in net assets resulting from operations	21,488	31,787

Dividends to preferred shareholders from net investment income	(1,069)	(906)

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	20,419	30,881

Distributions to Common Shareholders:
From net investment income	(14,516)	(14,716)

Capital Transactions:
Offering costs from preferred shares issuance	—	(166)
Reinvestment of dividends resulting in the issuance of 106 and 218 common shares, respectively	1,613	3,159

	1,613	2,993

Net change in net assets applicable to common shareholders	7,516	19,158

Net Assets:
Beginning of period	169,772	150,614

End of period	$177,288	$169,772

Under/(over) distributed net investment income	$(807)	$(346)

See notes to financial statements.

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a common share outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE YEAR ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE PERIOD ENDED DECEMBER 31, 2002*
Investment Operations:
Net asset value per common share, beginning of period	$15.00	$13.57	$14.32	(1)

Net investment income(2)	1.33	1.32	1.02
Net realized and unrealized gain/(loss) on investments, options and futures	0.56	1.51	(0.63)
Dividends to Preferred Shareholders	(0.09)	(0.08)	(0.03)

Total from investment operations applicable to Common Shareholders	1.80	2.75	0.36

Dividends to Common Shareholders:
From net investment income	(1.28)	(1.31)	(0.97)

Offering costs charged to paid in capital	—	(0.01)	(0.14)

Net asset value per common share, end of period(3)	$15.52	$15.00	$13.57

Market value, end of period(3)	$16.14	$15.85	$14.45

Total investment return based on:(4)
Market Value	10.79%	21.56%	1.98%
Net Asset Value	12.57%	20.81%	1.87%

Ratio to Average Net Assets Applicable to Common Shareholders /Supplementary Data:
Net assets applicable to common shareholders, end of period (in thousands)	$177,288	$169,772	$150,614
Expenses	1.17%	1.24%	1.55	%(6)
Expenses, excluding interest expense	1.13%	1.24%	1.07	%(6)
Net investment income(5)	8.22%	8.55%	9.37	%(6)
Portfolio turnover rate	39%	38%	111%
Preferred share information at end of period
Aggregate amount outstanding (in thousands)	$72,000	$72,000	$72,000
Asset Coverage on preferred shares, end of period(7)	346%	336%	309%
Liquidation and market value per share (in thousands)	$25	$25	$25

(1)	Net sales load of $0.68 on initial shares issued.
(2)	Based on average shares outstanding.
(3)	Net asset value and market value are published in The Wall Street Journal each Monday.
(4)	Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(5)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders are 8.85%, 9.11% and 9.66%, respectively.
(6)	Annualized.
(7)	“Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the number of preferred shares outstanding at the end of the period.”
*	March 28, 2002 (commencement of operations).

See notes to financial statements.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund’s Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund’s Valuation Committee consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agency securities) aggregated $100,573 and $85,734, respectively for the year ended December 31, 2004. There were purchases of $10,613 and sales of $7,126 of U.S. government and government agency obligations for the year ended December 31, 2004.

Foreign Currency Transactions

Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined at the close of the Exchange, generally 2:00 PM EST. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

times equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, the Fund sells an underlying debt obligation subject to an obligation to repurchase the security from the buyer at an agreed-upon price and time, thereby determining the yield during the buyer’s holding period. A reverse repurchase agreement involves the risk that the market value of the securities the Fund has sold and is obligated to repurchase exceed the cash collateral retained by the Fund. In the event the buyer of the securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At the time the Fund enters into a reverse repurchase agreement, it will segregate, on it books, liquid assets having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations. For the year ended December 31, 2004, the average amount of reverse repurchase agreements outstanding was $6,873 and the daily weighted interest was 1.77%.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Common Shareholders

Dividend income and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly to common shareholders. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting purposes and federal income tax purposes.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must segregate collateral consisting of cash or liquid securities with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. The Fund had no open short sales at December 31, 2004.

2. Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in

Annual Report to Shareholders

accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of the distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

3. Financial Instruments:

Forward Foreign Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund had no outstanding forward foreign exchange contracts as of December 31, 2004.

Option and Futures

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the schedule of investments. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund enters into futures contracts in connection with its interest rate management strategy, or for other purposes. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contract primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates (if applicable). In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open short futures positions and related appreciation or depreciation at December 31, 2004, are listed at the end of the Fund’s schedule of investments.

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreements unless the Adviser believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the agreement counterparty. The Fund may invest in different types of swap agreements. The Fund had no open swap agreements at December 31, 2004.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

	December 31, 2004	December 31, 2003
Distribution paid from:
Ordinary Income	$15,585	$15,622
Net Long-Term Capital Gains	—	—

Total Taxable Distribution	$15,585	$15,622

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income—net	$—
Undistributed long-term capital gains—net	—

Total undistributed earnings—net	$—
Capital loss carryforward	$(3,723	)*
Unrealized gains/(losses)—net	19,163	**

Total accumulated earnings/(losses)—net	$15,440

*	At December 31, 2004, the Fund had a net capital loss carryforward of $3,723, of which $1,452 expires in the year 2010 and $2,271 expires in the year 2011. This amount will be available to offset like amounts of any future taxable gains.
**	The difference between book-basis and tax-basis unrealized gains/(losses) is primarily attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods of premium and discount and the mark to market rules for options and futures contracts and other book/tax temporary differences.

Annual Report to Shareholders

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the period ended December 31, 2004, the Fund decreased accumulated net realized loss on investments, options and futures by $119, decreased Under/(over) distributed net investment income by $5 and decreased common shares by $124.

At December 31, 2004, the cost of securities for federal income tax purposes was $238,283. Accordingly, gross unrealized appreciation of investments was $19,704 and gross unrealized depreciation of investments was $1,726, resulting in net unrealized appreciation of $17,978.

5. Common Shares:

Of the shares of common stock outstanding at December 31, 2004, Western Asset Management Co. owned 8,912 shares (share amounts are not in thousands).

6. Preferred Shares (amounts are not in thousands):

There are 2,880 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The preferred shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 1.05% to 2.50% from December 31, 2003 to December 31, 2004. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distribution on common shares or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred Shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

7. Securities Loaned:

The Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of December 31, 2004, there were no securities on loan.

8. Transactions with Affiliates and Certain Other Parties:

The Fund has an Investment Management Agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. Pursuant to a portfolio management agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

Under the terms of the Administration Agreement among the Fund, Western Asset and Princeton Administrators, L.P. (the “Administrator”), Western Asset pays the Administrator a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500 (not in thousands).

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

9. Trustee Compensation (dollar amounts are not in thousands):

For the year ended December 31, 2004, each Trustee received an aggregate fee of $40,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Pacific American Income Shares, Inc. Each Trustee also received a fee of $5,000 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in a telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each received an additional annual fee of $10,000 for serving in such capacities. Audit Committee members received an annual fee of $5,000 for serving as a member of the Audit Committee. Other committee members received an annual fee of $2,500 for serving as a member of each committee upon which they serve. Committee members also received a fee of $2,500 for participating in each telephonic committee meeting. All such fees were allocated among the Fund, Western Asset Funds, Inc. and Pacific American Income Shares, Inc. according to each such investment company’s average net assets.

Annual Report to Shareholders

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Western Asset Premier Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Western Asset Premier Bond Fund (hereafter referred to as the “Fund”) at December 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 11, 2005

Annual Report to Shareholders

FEDERAL TAX INFORMATION

(Unaudited)

Of the Fund’s ordinary income distributions paid during the year ended December 31, 2004, 3.21% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Western Asset Premier Bond Fund

Annual Report to Shareholders

Dividend Reinvestment Plan

Western Asset Premier Bond Fund (“WEA” or “Fund”) and EquiServe Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of WEA, offer a convenient way to add shares of WEA to your account. WEA offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WEA unless the shareholder elects otherwise.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WEA, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WEA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by EquiServe in accordance with your instructions.

Additional Information Regarding the Plan

WEA will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions for open market purchases by the Agent under the Plan will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to each participant each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, Rhode Island 02940-3011—Investor Relations telephone number (866) 290-4386.

Annual Certifications

In May 2004, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission (“SEC”) rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-626-844-9528 or by writing to the Fund, or obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s web site (http://www.sec.gov).

You may request a free report regarding the Fund’s voting of proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-626-844-9528 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Annual Report to Shareholders

TRUSTEES AND OFFICERS

The Trustees and officers of the Fund, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee or officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, CA 91105.

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Independent Trustees
Ronald J. Arnault Age 61	Trustee	Served since 2002	Retired (1996) Executive Vice President, Chief Financial Officer and member of the Board of Directors of Atlantic Richfield Company.	14	None
John E. Bryson Age 61	Trustee	Served since 2002	Chairman and CEO, Edison International (electric power generator, distributor and structured finance provider), since 1990. Chairman of Southern California Edison Company (1990-1999 and 2003-present). Chief Executive Officer of Southern California Edison Company (1990-1999).	14	Director of The Boeing Company and The Walt Disney Company
Anita L. DeFrantz Age 52	Trustee	Served since 2002	President (since 1987) and Director (since 1990), Amateur Athletic Foundation of Los Angeles. President and Director, Kids in Sports, since 1994. Vice President and Director International Rowing Federation 1997-present. Member International Olympic Committee (“IOC”), 1986-present. Member IOC Executive Board 1992-2001. Member U.S. Olympic Committee (“USOC”) 1976-present. Member USOC Executive Board 1977-present.	14	None
William G. McGagh Age 75	Trustee and Chairman of the Trustees	Served since 2002	Consultant, McGagh Associates (corporate financial consulting), since 1989. Chairman of the Board of the John Tracy Clinic. Chairman of the Board of the Los Angeles Orthopaedic Hospital. Formerly, Senior Vice President, Chief Financial Officer and Director of Northrup Grumman Corp. (defense, aerospace and cyberspace products).	14	None
William E. B. Siart Age 58	Trustee	Served since 2002	Chairman, Walt Disney Concert Hall, Inc., since 1998. Chairman, Excellent Education Development, since 2000, President and Chief Executive Officer (1998-2000). Formerly: First Interstate Bancorp, Chairman and Chief Executive Officer.	14
Louis A. Simpson Age 68	Trustee	Served since 2002	President and Chief Executive Officer, Capital Operations GEICO Corporation, since 1993. Formerly: President and Chief Executive Officer, Western Asset Management Company (“Western Asset”) (1977-1979).	14
Jaynie Miller Studenmund Age 50	Trustee	Served since 2004	Chief Operating Officer, Overture Services, Inc. (2001-2004); President and Chief Operating Officer, Paymybills.com (2000-2001); Executive Vice President, Home Savings of America (1997-1998).	14	aQuantive Inc.

Annual Report to Shareholders

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Officers
James W. Hirschmann III Age 43	President	Served since 2001	Director, President and Chief Executive Officer, Western Asset, March 1999 to present; Director of Western Asset Management Company Limited, 1999 to present; Member, Board of Directors of Medical Simulation Corporation; Member, Board of Trustees of Widener College; President, Western Asset Funds, Inc. and Pacific American Income Shares, Inc. Formerly: Director of Marketing, Western Asset, April 1989 to 1998; Vice President and Director of Marketing, Financial Trust Corporation (bank holding company), 1988 to 1989; Vice President of Marketing, Atalanta/Sosnoff Capital (investment management company), 1986 to 1988.	N/A	N/A
Ilene S. Harker Age 49	Vice President	Served since 2001	Head of Enterprise Risk Management, Western Asset, 2003 to present; Vice President, Pacific American Income Shares, Inc., since April 1996; Vice President, Western Asset Funds, Inc., since November 1990. Formerly: Secretary of Pacific American Income Shares, Inc., 1993 to 1996; Director of Compliance and Controls, Western Asset, 1978 to 2003.	N/A	N/A
S. Kenneth Leech Age 50	Vice President	Served since 2001	Chief Investment Officer, Western Asset, 1998 to present; Vice President, Western Asset Funds, Inc. and Pacific American Income Shares, Inc. Formerly: Director of Portfolio Management, Western Asset, 1990 to 1998; Senior Trader, Greenwich Capital, 1988 to 1990; Fixed Income Manager of The First Boston Corporation (holding company; stock and bond dealers), 1980 to 1987; Portfolio Manager of National Bank of Detroit, 1977 to 1980.	N/A	N/A
Marie K. Karpinski Age 55	Treasurer and Principal Financial and Accounting Officer	Served since 2001	Vice President, Legg Mason Wood Walker, Incorporated, 1992 to present; Vice President and Treasurer of all Legg Mason retail funds (open-end investment companies), 1986 to present; Vice President and Treasurer of Legg Mason Charles Street Trust, Inc. (open-end investment company) and Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc., 2001 to present, Western Asset Funds, Inc., 1990 to present, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, 2003 to present and Western Asset U.S. Treasury Inflation Protected Securities Fund 2, 2004 to present. Formerly: Assistant Treasurer of Pacific American Income Shares, Inc., 1988 to 2001; Assistant Vice President, Legg Mason Wood Walker, Incorporated, 1989 to 1992.	N/A	N/A

Annual Report to Shareholders

TRUSTEES AND OFFICERS—Continued

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Amy M. Olmert Age 41	Chief Compliance Officer	Served since 2004	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Pacific American Income Shares, Inc., Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly, Managing Director, Deutsche Asset Management (1997 to 2004).	N/A	N/A
Erin K. Morris Age 38	Assistant Treasurer	Served since 2001	Assistant Vice President of Legg Mason Wood Walker, Incorporated, 2002 to present; Assistant Treasurer (2001 to present) of: Legg Mason Income Trust, Legg Mason Cash Reserve Trust, Legg Mason Tax Exempt Trust, Legg Mason Tax-Free Income Fund, Pacific American Income Shares, Inc., Western Asset Funds, Inc., Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003 to present) and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004 to present); Manager, Fund Accounting, Legg Mason Wood Walker, Incorporated (2000 to present). Formerly: Assistant Manager, Fund Accounting, Legg Mason Wood Walker, Incorporated (1993 to 2000).	N/A	N/A
Lisa G. Mrozek Age 42	Secretary	Served since 2001	Senior Compliance Officer, Western Asset; President of the Board of Directors of Southern California Dollars for Scholars; Member of the Board of Trustees of Scholarship America; Secretary, Western Asset Funds, Inc. and Pacific American Income Shares, Inc. (1999 to present). Formerly: Assistant Vice President, Fund Business Management, Capital Research and Management Company (an investment management firm), 1990 to 1999.	N/A	N/A
(1)	Each of the Trustees of the Fund shall hold office until the next annual meeting of shareholders at which Trustees are elected as required by applicable law or the rules of any exchange on which the Fund’s shares are listed and until his or her respective successor is elected and qualified, or until he or she sooner dies, resigns, retires or is disqualified or removed from office.

Each officer shall hold office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified.

(2)	Each Trustee also serves as a Director for Pacific American Income Shares, Inc. (closed-end investment company) and Western Asset Funds, Inc. (open-end investment company), which are considered part of the same Fund Complex as the Fund.

Annual Report to Shareholders

PRIVACY POLICY

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Premier Bond Fund, Inc.

Western Asset Premier Bond Fund

Board of Trustees

William C. McGagh, Chairman

Ronald J. Arnault

John E. Bryson

Anita L. DeFrantz

William E. B. Siart

Louis A. Simpson

Jaynie Miller Studenmund

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

155 Bishopgate

London, England EC2N3TY

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, Massachusetts 02103

Officers

James W. Hirschmann III, President

Ilene S. Harker, Vice President

S. Kenneth Leech, Vice President

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Amy M. Olmert, Chief Compliance Officer

Erin K. Morris, Assistant Treasurer

Lisa G. Mrozek, Secretary

Transfer and Shareholder Servicing Agent

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Board of Trustees shall determine.

Item 2 – Code of Ethics

(a)	Western Asset Premier Bond Fund (the “Registrant”) has adopted a Code of Ethics, as defined in the instructions to Item 2 of Form N-CSR, that applies to the Registrant’s principal executive, financial and accounting officers, a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

Item 3 – Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Trustees is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Trustees of the Registrant has determined that Mr. Ronald J. Arnault qualifies as an “audit committee financial expert” (as such term has been defined in the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in absence of such designation or identification.

Item 4 – Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2003 - $26,900

Fiscal Year Ended December 31, 2004 - $29,000

(b)	Audit-Related Fees

Fiscal Year Ended December 31, 2003 - $8,700

Fiscal Year Ended December 31, 2004 - $6,400

Review of the rating agency compliance testing for the Registrant’s auction market preferred shares outstanding.

PricewaterhouseCoopers LLP did not bill fees for non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended December 31, 2003 - $870

Fiscal Year Ended December 31, 2004 - $950

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

Fiscal Year Ended December 31, 2003 - $3,500

Fiscal Year Ended December 31, 2004 - $2,500

Services include interim audit of securities’ pricing.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval policies and procedures.

(2) None.

(f)	Not applicable.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2003 - $883,350

Fiscal Year Ended December 31, 2004 - $372,631

(h)	The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Registrant is comprised of Ronald J. Arnault, William E.B. Siart, Louis A. Simpson and Jaynie Miller Studenmund.

Item 6 – Schedule of Investments

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the annual report to shareholders contained in Item 1 hereof.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated the voting of proxies relating to its portfolio securities to its sub-adviser, Western Asset Management Company (the “Sub-Adviser”). The Proxy Voting Policies and Procedures of the Sub-Adviser are attached as an exhibit to this Form N-CSR.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a	)(1)	Code of Ethics subject to the disclosure required by Item 2 – filed as an exhibit hereto.

(a	)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a	)(3)	Not applicable.

(b	)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(c	)	Proxy Voting Policies and Procedures subject to the disclosure required by Item 7 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President, Western Asset Premier Bond Fund

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President, Western Asset Premier Bond Fund

Date: February 25, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski
Treasurer and Principal Financial Accounting Officer, Western Asset Premier Bond Fund

Date: February 25, 2005